Note 17 - Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Accruals not currently deductible	$ 9,060	$ 11,975
Accumulated net operating losses	13,868	17,571
Corporate minimum taxes		1,767
Research and development and other tax credits and expenses	1,580	3,424
Other timing differences		683
Total deferred income tax assets	24,508	35,420
Difference between tax and accounting basis of intangible assets	(12,976)	(23,393)
Difference between tax and accounting basis of property and equipment	(6,933)	(2,655)
Uncertain tax positions incurred in loss years	(133)	(205)
Other timing differences	(134)
Total deferred income tax liabilities	(20,176)	(26,253)
Net deferred income taxes	4,332	9,167
Valuation allowance	(11,257)	(12,115)
Net deferred income taxes, net of valuation allowance	$ (6,925)	$ (2,948)